Benefit Plans, Allocation of Plan Assets (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Retirement Plan [Member]
Major categories of pension and postretirement benefit plan assets [Abstract]
Total asset allocation	100.00%	100.00%
Retirement Plan [Member] | Equity Securities [Member]
Major categories of pension and postretirement benefit plan assets [Abstract]
Total asset allocation	64.00%	60.00%
Retirement Plan [Member] | Debt Securities [Member]
Major categories of pension and postretirement benefit plan assets [Abstract]
Total asset allocation	31.00%	32.00%
Retirement Plan [Member] | Other [Member]
Major categories of pension and postretirement benefit plan assets [Abstract]
Total asset allocation	5.00%	8.00%
Post-Retirement Benefits Plan [Member]
Major categories of pension and postretirement benefit plan assets [Abstract]
Total asset allocation	100.00%	100.00%
Post-Retirement Benefits Plan [Member] | Equity Securities [Member]
Major categories of pension and postretirement benefit plan assets [Abstract]
Total asset allocation	62.00%	60.00%
Post-Retirement Benefits Plan [Member] | Debt Securities [Member]
Major categories of pension and postretirement benefit plan assets [Abstract]
Total asset allocation	33.00%	25.00%
Post-Retirement Benefits Plan [Member] | Other [Member]
Major categories of pension and postretirement benefit plan assets [Abstract]
Total asset allocation	6.00%	15.00%
Pension and Postretirement Plans [Member] | Equity Securities [Member]
Assets target allocations [Abstract]
Prescribed target allocations range, minimum	50.00%
Prescribed target allocation range, maximum	70.00%
Pension and Postretirement Plans [Member] | Debt Securities [Member]
Assets target allocations [Abstract]
Prescribed target allocations range, minimum	25.00%
Prescribed target allocation range, maximum	40.00%
Pension and Postretirement Plans [Member] | Other [Member]
Assets target allocations [Abstract]
Prescribed target allocations range, minimum	0.00%
Prescribed target allocation range, maximum	10.00%